Average Annual Total Returns - ETF - Vanguard Mega Cap Value Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US Large Cap Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Large Cap Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Large Cap Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Mega Cap Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Mega Cap Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Mega Cap Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Mega Cap Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Mega Cap Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Mega Cap Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	25.73%	10.40%	12.43%	24.87%	9.71%	11.81%	15.75%	8.12%	10.25%	25.75%	10.38%	12.42%	25.72%	9.23%	11.74%	25.76%	10.43%	12.50%	25.76%	10.43%		30.90%	11.18%	13.43%